SHORT-TERM BANK DEPOSITS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Short-term bank deposits	$ 31,164	$ 17,110
Minimum [Member]
Debt Instrument [Line Items]
Bank deposits terms	3 months	3 months
Short term bank deposits annual interest rates	0.65%	0.01%
Maximum [Member]
Debt Instrument [Line Items]
Bank deposits terms	1 year	1 year
Short term bank deposits annual interest rates	0.85%	0.75%